Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of assets and liabilities by geographical area
The following chart summarizes noncurrent assets per geographical area:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Argentina	2,122,735	1,638,973	1,260,851
Mexico	49,364	51,316	47,837

Total noncurrent assets	2,172,099	1,690,289	1,308,688